Fully Benefit-Responsive Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract	The following were investment contracts held by the Master Trust:

(in thousands)	2025	2024
Traditional Investment Contracts	$17,013	$31,964
Synthetic GICs	546,567	618,800
Total	$563,580	$650,764